PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2021	2020
Cost
Buildings	$6,312,791	$6,326,744
Furniture, fixtures and equipment	1,077,769	1,065,280
Leasehold improvements	1,165,452	1,175,678
Plant and gaming machinery	267,838	276,499
Transportation	218,017	219,646
Construction in progress	1,020,551	399,041
Freehold land	59,809	86,603

Sub-total	10,122,227	9,549,491
Less: accumulated depreciation and amortization	(4,211,543)	(3,868,223)

Property and equipment, net	$5,910,684	$5,681,268